REVENUE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Revenue	$ 156,716	$ 258,757	$ 541,459	$ 577,244	$ 815,391	$ 46,703
Accounts Receivable [Member]
Revenue			$ 52,201		$ 56,639